Cover	May 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2022
Entity File Number	001-34899
Entity Registrant Name	Pacific Biosciences of California, Inc.
Entity Central Index Key	0001299130
Entity Tax Identification Number	16-1590339
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1305 O’Brien Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	521-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PACB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false